WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2023
WARRANTY LIABILITIES
WARRANTY LIABILITIES
NOTE 12 - WARRANTY LIABILITIES

	June 30,
	2022	2023
Beginning balance	$9,551	$5,002
Consolidation of subsidiary	145	—
Expense accrued	2,595	5,446
Expense incurred	(7,064)	(4,264)
Translation adjustment	(225)	(378)

	$5,002	$5,806
Less: Current portion of warranty liabilities	(3,280)	(3,238)

Long-term warranty liabilities	$1,722	$2,568